MET INVESTORS SERIES TRUST

METROPOLITAN SERIES FUND

SUPPLEMENT DATED NOVEMBER 15, 2012

TO THE

SUMMARY PROSPECTUSES AND PROSPECTUSES DATED APRIL 30, 2012

On November 13, 2012, the Boards of Trustees of the Met Investors Series Trust (“MIST”) and Metropolitan Series Fund (“MSF”) approved proposals to reorganize certain series of MIST and MSF (together, the “Acquired Portfolios”), as applicable, into other series of MIST and MSF (together, the “Acquiring Portfolios”), as applicable. Each reorganization is subject to, among other conditions, approval by shareholders of the applicable Acquired Portfolio. If the shareholders of an Acquired Portfolio approve the applicable proposal, the Acquired Portfolio will transfer all of its assets and liabilities to the corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio and the Acquired Portfolio shareholders will receive shares of the corresponding Acquiring Portfolio in exchange for their Acquired Portfolio shares. If approved, the reorganizations are proposed to occur on or about April 29, 2013. The proposed reorganizations are as follows:

Acquired Portfolio	Acquiring Portfolio
American Funds® International Portfolio, a series of MIST	Baillie Gifford International Stock Portfolio, a series of MSF

FI Value Leaders Portfolio, a series of MSF	MFS® Value Portfolio, a series of MSF

Jennison Large Cap Equity Portfolio (formerly, Rainer Large Cap Equity Portfolio), a series of MIST	Jennison Growth Portfolio, a series of MSF

Lazard Mid Cap Portfolio (to be renamed MLA Mid Cap Portfolio), a series of MIST	Neuberger Berman Genesis Portfolio, a series of MSF

Met/Franklin Income Portfolio, a series of MIST	Loomis Sayles Global Markets Portfolio, a series of MIST

Met/Franklin Mutual Shares Portfolio, a series of MIST	MFS® Value Portfolio, a series of MSF

Met/Franklin Templeton Founding Strategy Portfolio, a series of MIST	MetLife Growth Strategy Portfolio, a series of MIST

Oppenheimer Global Equity Portfolio, a series of MSF	Met/Templeton Growth Portfolio (to be renamed Oppenheimer Global Equity Portfolio), a series of MIST

RCM Technology Portfolio, a series of MIST	T. Rowe Price Large Cap Growth Portfolio, a series of MSF

Turner Mid Cap Growth Portfolio, a series of MIST	BlackRock Aggressive Growth Portfolio (to be renamed Frontier Mid Cap Growth Portfolio), a series of MSF

Zenith Equity Portfolio, a series of MSF	MetLife Aggressive Strategy Portfolio, a series of MIST

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE

REFERENCE